Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in non-cash working capital:
Trade receivables and other	$ (2,585)	$ (506)
Trade and other payables	(780)	(987)
Net decrease in cash	(3,365)	(1,493)
Significant non-cash transactions:
Common shares received in consideration of a convertible debenture payment	10,912	0
Financial instruments received on disposal of mineral, royalty and other interests	$ 62	$ 4,275